RELATED PARTY TRANSACTIONS (Details) - USD ($)				4 Months Ended
	Oct. 30, 2020	Sep. 11, 2020	Sep. 04, 2020	Dec. 31, 2020	Mar. 31, 2021
Related Party Transactions (Details) [Line Items]
Share Price				$ 9.20
Proceeds from issuance of promissory note - related party				$ 300,000
Amount of repayment of outstanding promissory note				300,000
Office and administrative fess				$ 10,000
Initial Public Offering
Related Party Transactions (Details) [Line Items]
Shares consideration (in Shares)	50,000,000
Proceeds from issuance of promissory note - related party		$ 300,000
Amount of repayment of outstanding promissory note	$ 300,000
Founder Shares
Related Party Transactions (Details) [Line Items]
Amount of sponsor paid			$ 25,000
Aggregate shares subject to forfeiture (in Shares)				1,875,000
Issued and outstanding shares percentage				20.00%
Share Price				$ 12.00
Closing price of share for threshold trading days				20 days
Closing price of share for threshold consecutive trading days				30 days
Class B Common Stock
Related Party Transactions (Details) [Line Items]
Shares consideration (in Shares)			14,375,000
Aggregate shares subject to forfeiture (in Shares)				1,875,000
Common shares, shares outstanding				12,500,000	12,500,000